ALLOWANCES AND PROVISIONS - NON CURRENT AND CURRENT	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
ALLOWANCES AND PROVISIONS - NON CURRENT AND CURRENT	ALLOWANCES AND PROVISIONS – NON CURRENT AND CURRENT

Provisions and allowances - Non current	Liabilities	Liabilities
	Legal claims and other matters	Asset retirement obligation

Year ended December 31, 2021

Values at the beginning of the year	80,570	41,673
Translation differences	(5,898)	(1,084)
Additions	15,802	(8,491)
Reversals	(4,041)	—
Uses	(3,134)	—

At December 31, 2021	83,299	32,098

Year ended December 31, 2020

Values at the beginning of the year	613,352	26,556
Translation differences	(151,466)	(1,049)
Additions	3,760	16,166
Reversals	(384,933)	—
Uses	(143)	—

At December 31, 2020	80,570	41,673
18.    ALLOWANCES AND PROVISIONS – NON CURRENT AND CURRENT (continued)

Provisions and allowances - Current	Deducted from assets		Liabilities
	Allowance for doubtful accounts	Obsolescence allowance	Asset retirement obligation

Year ended December 31, 2021

Values at the beginning of the year	10,500	58,610	4,515
Translation differences	(721)	(5)	(323)
Additions	775	15,968	5,909
Reversals	(425)	(12,003)	—
Uses	(657)	(1,094)	(6,491)

At December 31, 2021	9,472	61,476	3,610

Year ended December 31, 2020

Values at the beginning of the year	12,961	62,167	8,502
Translation differences	(1,789)	—	(1,241)
Additions	1,437	11,009	3,633
Reversals	(1,101)	(12,288)	—
Uses	(1,008)	(2,278)	(6,379)

At December 31, 2020	10,500	58,610	4,515